UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 23.1%
Hotels Restaurants & Leisure 1.1%
Melco PBL Entertainment (Macau) Ltd. ADR* (a)	674,200	14,333,492
Internet & Catalog Retail 4.7%
Coldwater Creek, Inc.*	931,600	22,842,832
Nutri/System, Inc.* (a)	610,000	38,667,900

		61,510,732

Media 1.1%
XM Satellite Radio Holdings, Inc. "A"*	977,100	14,119,095
Specialty Retail 6.9%
Abercrombie & Fitch Co. "A"	230,100	16,021,863
Guess?, Inc.*	439,800	27,896,514
Urban Outfitters, Inc.*	2,007,000	46,221,210

		90,139,587
Textiles, Apparel & Luxury Goods 9.3%
Coach, Inc.*	1,354,800	58,202,208
Polo Ralph Lauren Corp. (a)	812,500	63,098,750

		121,300,958
Consumer Staples 2.3%
Personal Products
Herbalife Ltd.*	749,600	30,103,936
Energy 10.8%
Energy Equipment & Services 4.4%
BJ Services Co.	417,000	12,226,440
Noble Corp.	374,200	28,495,330
Rowan Companies, Inc.	492,400	16,347,680

		57,069,450
Oil, Gas & Consumable Fuels 6.4%
Peabody Energy Corp.	638,700	25,809,867
Southwestern Energy Co.*	801,000	28,075,050
Ultra Petroleum Corp.*	622,200	29,710,050

		83,594,967
Financials 11.9%
Capital Markets 9.8%
Affiliated Managers Group, Inc.* (a)	478,600	50,315,218
E*TRADE Financial Corp.*	1,048,700	23,511,854
Jefferies Group, Inc. (a)	992,400	26,616,168
Nuveen Investments "A"	516,400	26,790,832

		127,234,072
Diversified Financial Services 2.0%
Nasdaq Stock Market, Inc.*	849,400	26,153,026
Real Estate Investment Trusts 0.1%
DCT Industrial Trust, Inc. (REIT)*	138,000	1,628,400
Health Care 16.1%
Biotechnology 1.3%
Celgene Corp.* (a)	305,400	17,569,662
Health Care Equipment & Supplies 3.2%
Hologic, Inc.* (a)	324,000	15,318,720
Mentor Corp. (a)	539,400	26,360,478

		41,679,198
Health Care Providers & Services 6.5%
AMERIGROUP Corp.*	803,800	28,848,382
DaVita, Inc.*	496,400	28,235,232
Pediatrix Medical Group, Inc.*	565,500	27,652,950

		84,736,564
Health Care Technology 2.2%
Cerner Corp.* (a)	637,200	28,992,600

Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.*	831,000	37,635,990
Industrials 13.3%
Electrical Equipment 2.9%
Roper Industries, Inc.	744,600	37,408,704
Machinery 9.1%
Joy Global, Inc.	637,900	30,836,086
Oshkosh Truck Corp.	791,900	38,343,798
Terex Corp.*	766,800	49,519,944

		118,699,828
Trading Companies & Distributors 1.3%
WESCO International, Inc.*	294,500	17,319,545
Information Technology 18.2%
Communications Equipment 5.9%
Comverse Technologies, Inc.*	1,883,300	39,756,463
F5 Networks, Inc.*	501,400	37,208,894

		76,965,357
Computers & Peripherals 2.5%
Network Appliance, Inc.*	829,500	32,582,760
Internet Software & Services 5.0%
Akamai Technologies, Inc.*	981,500	52,137,280
Digital River, Inc.*	222,100	12,390,959

		64,528,239
IT Services 1.6%
Cognizant Technology Solutions Corp. "A"*	270,700	20,887,212
Semiconductors & Semiconductor Equipment 3.2%
MEMC Electronic Materials, Inc.*	1,071,400	41,934,596
Materials 0.5%
Metals & Mining
Allegheny Technologies, Inc.	72,000	6,528,960
Telecommunication Services 1.7%
Wireless Telecommunication Services
NII Holdings, Inc.* (a)	340,600	21,948,264

Total Common Stocks (Cost $922,092,708)		1,276,605,194
Securities Lending Collateral 12.8%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $166,967,010)	166,967,010	166,967,010
Cash Equivalents 2.9%
Cash Management QP Trust, 5.46% (d) (Cost $37,809,290)	37,809,290	37,809,290
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,126,869,008)	113.6	1,481,381,494
Other Assets and Liabilities, Net	(13.6)	(176,909,603)

Net Assets	100.0	1,304,471,891

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $162,937,364 which is 12.5% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007